Financial Instruments - Fair Values - Summary of Fair Values of Financial Assets And Financial Liabilities As Follows (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loan receivables [Member] | Level 3 [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial Assets at amortised cost	€ 29,998
Total	29,998
Fair Value	30,231
Cash guarantees and deposits [Member] | Level 1 [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial Assets at amortised cost	9,364	€ 6,963
Total	€ 9,364	€ 6,963